Other financial assets - Additional information (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Cardon IV SA
Other financial assets
Proportion of ownership interest in joint venture	50.00%
Mozambique Rovuma Venture SpA
Other financial assets
Proportion of ownership interest in joint venture	35.71%
Financing receivables held for operating and non operating purpose | Euro
Other financial assets
Other financial assets	€ 3,729
Financing receivables held for operating and non operating purpose | US Dollars
Other financial assets
Other financial assets	1,980
Financing receivables held for operating purposes | beyond 5 years
Other financial assets
Other financial assets	399	€ 771
Financing receivables held for operating purposes | Exploration & Production
Other financial assets
Other financial assets	1,763
Financing receivables held for operating purposes | Exploration & Production | Coral FLNG SA
Other financial assets
Other financial assets	383	288
Financing receivables held for operating purposes | Exploration & Production | Cardon IV SA
Other financial assets
Other financial assets	199	€ 383
Financing receivables held for operating purposes | Exploration & Production | Mozambique Rovuma Venture SpA
Other financial assets
Other financial assets	1,008
Non-current financing receivables held for operating purposes
Other financial assets
Fair value	€ 1,832
Non-current financing receivables held for operating purposes | Minimum
Other financial assets
Discount rate applied to cash flow projections	(0.30%)	(0.50%)
Non-current financing receivables held for operating purposes | Maximum
Other financial assets
Discount rate applied to cash flow projections	1.70%	1.40%
Financing receivables held for non operating purpose
Other financial assets
Restricted deposits in escrow to guarantee transactions on derivative contracts	€ 4,233	€ 203
Bank deposits	19
Securities held for operating purposes
Other financial assets
Financial assets pledged as collateral for liabilities or contingent liabilities	€ 20	€ 20
Securities held for operating purposes | Maximum
Other financial assets
Maturity of securities held for operating purposes	5 years